Share Based Compensation - Schedule of Share-Based Compensation Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Share-Based Compensation Expenses [Line Items]
Total share-based compensation expenses		$ 8,645
General and Administrative Expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Total share-based compensation expenses		4,123
Research and Development Expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Total share-based compensation expenses		$ 4,522